Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0000946486
Entity Registrant Name	WINDTREE THERAPEUTICS INC /DE/
Amendment Flag	false
Document Type	S-1
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3171943
Entity Address, Address Line One	2600 Kelly Road, Suite 100
Entity Address, City or Town	Warrington
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18976
City Area Code	215
Local Phone Number	488-9300
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false